UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07458

                                                             Tweedy, Browne Fund Inc.

(Exact name of registrant as specified in charter)

One Station Place, 5th Floor

                                                         Stamford, CT 06902

(Address of principal executive offices) (Zip code)

M. Gervase Rosenberger

Tweedy, Browne Company LLC

One Station Place, 5th Floor

                                             Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:   203-703-0600

Date of fiscal year end:   March 31

Date of reporting period:   December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Tweedy, Browne Global Value Fund

Portfolio of Investments

December 31, 2012 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—88.0%

	Canada—1.1%
750,000	National Bank of Canada	$58,180,175

	Czech Republic—0.0%(a)
2,800	Philip Morris CR a.s.	1,573,955

	Finland—1.1%
756,800	Kone Oyj, Class B	55,674,937

	France—10.5%
7,719,256	CNP Assurances	118,104,108
2,181,535	Safran SA	93,747,045
1,518,400	SCOR SE	40,857,672
712,949	Teleperformance SA	25,778,018
3,984,810	Total SA	204,940,591
1,256,600	Vallourec SA	65,422,721

		548,850,155

	Germany—9.4%
3,726,000	Axel Springer AG	158,594,476
1,936,000	Henkel AG & Company, KGaA	132,546,447
826,914	Krones AG	51,239,233
42,354	KSB AG	25,937,288
699,000	Muenchener Rueckversicherungs AG	125,331,575

		493,649,019

	Hong Kong—0.3%
434,500	Jardine Strategic Holdings Ltd.	15,433,440
59,000	Miramar Hotel & Investment	75,816

		15,509,256

	Italy—0.5%
144,268	Buzzi Unicem SpA	2,004,726
4,795,392	SOL SpA(b)	25,288,817

		27,293,543

	Japan—3.9%
174,700	Aica Kogyo Company Ltd.	2,812,495
200,000	Daiwa Industries Ltd.	1,119,528
2,064,000	Fujitec Company Ltd.	14,847,719
420,000	Fukuda Denshi Company Ltd.	12,974,267
1,069,200	Hi-Lex Corporation	17,806,604
1,577,500	Honda Motor Company Ltd.	57,378,564
75,400	Kaga Electronics Company Ltd.	666,230
133,000	Kawasumi Laboratories, Inc.	787,556
1,329,500	Kuroda Electric Company Ltd.	15,637,559
73,800	Lintec Corporation	1,367,346
69,100	Mandom Corporation	1,898,821
216,700	Medikit Company Ltd.	7,268,028
61,600	Mitsubishi Tanabe Pharma Corporation	802,193
2,116,000	NGK Spark Plug Company Ltd.	27,898,456
162,780	Nippon Kanzai Company Ltd.	2,876,630
72,700	Ryoyo Electro Corporation	676,846
168,500	Sangetsu Company Ltd.	4,100,202
100,400	SEC Carbon Ltd.	371,572
400,000	Shinko Shoji Company Ltd.	3,335,454
375,300	T. Hasegawa Company Ltd.	4,891,726
978,400	Takata Corporation	19,836,179
200,000	Tomen Electronics Corporation	2,491,181

		201,845,156

Shares		Value (Note 1)

	Mexico—2.5%
6,800,000	Arca Continental SAB de CV	$50,389,958
532,995	Coca-Cola Femsa SA de CV, Sponsored ADR(c)	79,437,575

		129,827,533

	Netherlands—10.9%
2,093,000	Akzo Nobel NV	137,266,032
3,835,000	Heineken Holding NV	209,496,671
4,682,209	Royal Dutch Shell PLC, Class A	160,343,287
948,800	Telegraaf Media Groep NV, CVA	10,005,868
1,368,000	Unilever NV, CVA	52,005,643

		569,117,501

	Norway—1.6%
24,550	Ekornes ASA	408,045
1,936,450	Schibsted ASA	81,943,125

		82,351,170

	Singapore—1.4%
4,428,800	United Overseas Bank Ltd.	71,825,238

	South Korea—0.4%
150,900	Daegu Department Store Company Ltd.	2,156,570
90,974	Hanil Cement Company Ltd.	4,129,871
141,713	Samchully Company Ltd.	16,480,180
14,792	Samyang Genex Company Ltd.	779,272

		23,545,893

	Spain—1.2%
9,086,000	Mediaset España Comunicacion SA	60,972,630

	Sweden—0.0%(a)
63,360	Cloetta Fazer AB, B Shares(d)	130,997

	Switzerland—18.0%
388,000	CIE Financiere Richemont AG	30,265,144
218,165	Coltene Holding AG(b)	7,328,971
343,783	Daetwyler Holding AG, Bearer	32,430,941
10,000	Loeb Holding AG	1,988,310
2,781,120	Nestle SA, Registered	181,083,468
80	Neue Zuercher Zeitung(d)(e)	500,355
3,002,000	Novartis AG, Registered	188,414,159
43,688	Phoenix Mecano AG	20,570,850
185,918	PubliGroupe SA, Registered(b)	29,207,416
984,000	Roche Holding AG	197,799,749
248,117	Siegfried Holding AG(b)	30,982,436
4,297	Sika AG, Bearer	9,905,140
432,618	Tamedia AG	48,538,667
608,700	Zurich Insurance Group AG	161,858,939

		940,874,545

	Thailand—1.1%
9,089,500	Bangkok Bank Public Company Ltd., NVDR	58,090,789

	United Kingdom—14.2%
1,521,000	AGA Rangemaster Group PLC	1,780,104
1,782,000	BBA Aviation PLC	6,459,462
1,325,000	British American Tobacco PLC	67,219,212

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

December 31, 2012 (Unaudited)

Shares		Value (Note 1)

	United Kingdom (continued)
5,464,262	Daily Mail & General Trust PLC, Class A	$48,940,329
6,289,000	Diageo PLC, Sponsored ADR	182,679,542
18,938,000	G4S PLC	78,959,656
2,845,500	Hays PLC	3,806,643
1,397,625	Headlam Group PLC	7,497,015
6,715,287	HSBC Holdings PLC	70,613,136
1,026,408	Imperial Tobacco Group PLC	39,591,462
3,346,355	Provident Financial PLC	73,867,865
4,891,800	TT Electronics PLC	11,450,250
2,700,000	Unilever PLC	103,839,424
17,721,661	Vodafone Group PLC	44,491,403

		741,195,503

	United States—9.9%
75,700	American National Insurance Company	5,169,553
1,094,821	Baxter International, Inc.	72,980,768
436	Berkshire Hathaway Inc., Class A(d)	58,450,160
301	Berkshire Hathaway Inc., Class B(d)	27,000
1,388,300	Cisco Systems, Inc.	27,280,095
587,000	ConocoPhillips	34,040,130
983,850	Devon Energy Corporation	51,199,554
76,000	Google Inc., Class A(d)	53,912,120
1,852,170	Halliburton Company	64,251,777
865,835	Johnson & Johnson	60,695,034
918,700	Philip Morris International, Inc.	76,840,068
293,500	Phillips 66	15,584,850

		520,431,109

	TOTAL COMMON STOCKS (Cost $2,848,795,161)	4,600,939,104

	PREFERRED STOCKS—0.2%

	Croatia—0.1%
166,388	Adris Grupa d.d.	7,207,638

	Germany—0.1%
314,700	Villeroy & Boch AG	2,750,773

	TOTAL PREFERRED STOCKS (Cost $12,253,786)	9,958,411

	REGISTERED INVESTMENT COMPANY—9.5%
497,983,928	Dreyfus Government Prime Cash Management (Cost $497,983,928)	497,983,928

Face Value		Value (Note 1)

	U.S. TREASURY BILL—2.4%
$125,000,000	0.142%(f) due 05/02/13(c) (Cost $124,941,390)	$124,964,625

TOTAL INVESTMENTS (Cost $3,483,974,265)	100.1%	5,233,846,068
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(0.8)	(40,138,084)
OTHER ASSETS AND LIABILITIES (Net)	0.7	33,180,101

NET ASSETS	100.0%	$5,226,888,085

(a)	Amount represents less than 0.1% of net assets.
(b)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(c)

All or a portion of this security has been segregated to cover certain open forward contracts. At December 31, 2012, liquid assets totaling $179,409,275 have been segregated to cover such open forward contracts.

(d)	Non-income producing security.
(e)

Fair valued security. This security has been valued at its fair value as determined in good faith by the Investment Adviser under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent less than 0.1% of the net assets of the Fund. See Note 1.

(f)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

December 31, 2012 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	10.1%
Beverage	10.0
Insurance	9.8
Pharmaceuticals, Biotechnology & Life Sciences	9.2
Media	8.4
Capital Goods	7.2
Food	6.5
Banks	4.9
Tobacco	3.5
Materials	3.5
Household & Personal Products	2.6
Automobiles & Components	2.4
Commercial Services & Supplies	2.1
Health Care Equipment & Services	1.9
Diversified Financials	1.4
Technology Hardware & Equipment	1.3
Software & Services	1.0
Telecommunication Services	0.9
Consumer Durables & Apparel	0.7
Utilities	0.3
Retailing	0.2
Transportation	0.1

Total Common Stocks	88.0
Preferred Stocks	0.2
Registered Investment Company	9.5
U.S. Treasury Bill	2.4
Unrealized Depreciation on Forward Contracts (Net)	(0.8)
Other Assets and Liabilities (Net)	0.7

Net Assets	100.0%

Portfolio Composition

December 31, 2012 (Unaudited)

Schedule of Forward Exchange Contracts

December 31, 2012 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/12 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACT TO BUY(a)
250,000,000	Mexican Peso	SSB	1/28/13	$18,923,624	$19,197,690	$274,066

FORWARD EXCHANGE CONTRACTS TO SELL(a)
8,000,000	Canadian Dollar	SSB	1/15/13	$(7,737,692)	$(8,031,911)	$(294,219)
20,000,000	Canadian Dollar	JPM	5/28/13	(19,452,415)	(20,019,247)	(566,832)
20,000,000	Canadian Dollar	JPM	6/26/13	(19,408,054)	(20,005,085)	(597,031)
6,000,000	Canadian Dollar	NTC	8/12/13	(5,951,200)	(5,993,747)	(42,547)
50,000,000	European Union Euro	BNY	1/15/13	(63,974,001)	(65,928,905)	(1,954,904)
50,000,000	European Union Euro	JPM	1/28/13	(64,710,000)	(65,937,042)	(1,227,042)
45,000,000	European Union Euro	JPM	2/13/13	(59,735,253)	(59,351,345)	383,908
35,000,000	European Union Euro	NTC	2/19/13	(46,347,352)	(46,164,459)	182,893
70,000,000	European Union Euro	BNY	4/3/13	(93,528,396)	(92,364,430)	1,163,966
20,000,000	European Union Euro	NTC	4/10/13	(26,644,399)	(26,391,665)	252,734
40,000,000	European Union Euro	BNY	8/7/13	(49,471,998)	(52,849,926)	(3,377,928)
50,000,000	European Union Euro	SSB	10/1/13	(65,236,500)	(66,106,192)	(869,692)
75,000,000	European Union Euro	SSB	10/8/13	(96,728,625)	(99,167,823)	(2,439,198)
130,000,000	European Union Euro	SSB	10/22/13	(168,950,597)	(171,920,491)	(2,969,894)
90,000,000	European Union Euro	SSB	10/24/13	(118,559,705)	(119,024,806)	(465,101)
100,000,000	European Union Euro	NTC	10/28/13	(130,645,007)	(132,256,291)	(1,611,284)
50,000,000	European Union Euro	NTC	10/31/13	(65,050,001)	(66,130,586)	(1,080,585)
50,000,000	European Union Euro	SSB	11/4/13	(64,980,501)	(66,133,839)	(1,153,338)
65,000,000	European Union Euro	NTC	12/2/13	(84,624,155)	(86,003,613)	(1,379,458)
13,000,000	Great Britain Pound Sterling	NTC	2/13/13	(20,576,725)	(21,128,657)	(551,932)
20,000,000	Great Britain Pound Sterling	JPM	2/19/13	(31,556,300)	(32,504,990)	(948,690)
25,000,000	Great Britain Pound Sterling	SSB	3/5/13	(39,470,625)	(40,629,355)	(1,158,730)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

December 31, 2012 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/12 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
35,000,000	Great Britain Pound Sterling	NTC	4/3/13	$(55,689,543)	$(56,875,245)	$(1,185,702)
45,000,000	Great Britain Pound Sterling	NTC	4/10/13	(71,869,496)	(73,123,393)	(1,253,897)
20,000,000	Great Britain Pound Sterling	BNY	4/30/13	(32,142,000)	(32,496,846)	(354,846)
25,000,000	Great Britain Pound Sterling	BNY	5/2/13	(40,200,753)	(40,620,753)	(420,000)
20,000,000	Great Britain Pound Sterling	SSB	8/7/13	(31,348,496)	(32,485,208)	(1,136,712)
45,000,000	Great Britain Pound Sterling	NTC	10/22/13	(72,195,746)	(73,073,025)	(877,279)
30,000,000	Great Britain Pound Sterling	JPM	10/28/13	(47,931,897)	(48,714,342)	(782,445)
20,000,000	Great Britain Pound Sterling	SSB	12/2/13	(31,982,402)	(32,472,308)	(489,906)
25,000,000	Great Britain Pound Sterling	BNY	12/9/13	(39,998,250)	(40,589,405)	(591,155)
5,175,000,000	Japanese Yen	JPM	8/30/13	(64,930,991)	(59,986,280)	4,944,711
2,000,000,000	Japanese Yen	BNY	9/13/13	(24,542,889)	(23,187,071)	1,355,818
2,400,000,000	Japanese Yen	BNY	5/19/14	(29,809,961)	(27,943,583)	1,866,378
4,500,000,000	Japanese Yen	JPM	6/30/14	(53,078,556)	(52,440,157)	638,399
500,000,000	Mexican Peso	SSB	1/28/13	(36,548,372)	(38,395,380)	(1,847,008)
460,000,000	Mexican Peso	BNY	2/19/13	(34,959,720)	(35,257,147)	(297,427)
250,000,000	Mexican Peso	NTC	6/10/13	(16,964,680)	(18,962,136)	(1,997,456)
600,000,000	Mexican Peso	NTC	11/5/13	(44,107,917)	(44,837,520)	(729,603)
150,000,000	Norwegian Krone	SSB	1/15/13	(24,654,832)	(26,937,408)	(2,282,576)
125,000,000	Norwegian Krone	SSB	2/19/13	(21,405,942)	(22,419,192)	(1,013,250)
85,000,000	Norwegian Krone	BNY	5/21/13	(14,297,248)	(15,194,366)	(897,118)
80,000,000	Norwegian Krone	BNY	11/4/13	(13,689,020)	(14,210,510)	(521,490)
35,000,000	Singapore Dollar	JPM	2/13/13	(28,193,975)	(28,651,555)	(457,580)
12,000,000	Singapore Dollar	JPM	5/21/13	(9,625,411)	(9,824,080)	(198,669)
12,000,000	Singapore Dollar	BNY	6/26/13	(9,471,117)	(9,824,587)	(353,470)
24,000,000	Singapore Dollar	SSB	12/9/13	(19,668,746)	(19,654,624)	14,122
17,000,000,000	South Korean Won	JPM	10/8/13	(15,017,668)	(15,662,950)	(645,282)
40,000,000	Swiss Franc	NTC	1/15/13	(42,346,864)	(43,712,852)	(1,365,988)
20,000,000	Swiss Franc	BNY	2/13/13	(22,062,879)	(21,868,722)	194,157
50,000,000	Swiss Franc	NTC	2/19/13	(55,253,503)	(54,677,615)	575,888
15,000,000	Swiss Franc	NTC	8/7/13	(15,540,499)	(16,459,262)	(918,763)
70,000,000	Swiss Franc	BNY	10/22/13	(75,504,261)	(76,944,850)	(1,440,589)
100,000,000	Swiss Franc	JPM	10/24/13	(109,110,747)	(109,926,313)	(815,566)
95,000,000	Swiss Franc	BNY	10/28/13	(103,055,878)	(104,439,687)	(1,383,809)
60,000,000	Swiss Franc	SSB	10/31/13	(64,731,902)	(65,966,498)	(1,234,596)
60,000,000	Swiss Franc	JPM	11/4/13	(64,693,514)	(65,972,620)	(1,279,106)
25,000,000	Swiss Franc	BNY	12/2/13	(27,124,381)	(27,506,460)	(382,079)
25,000,000	Swiss Franc	NTC	12/9/13	(27,150,304)	(27,510,931)	(360,627)
800,000,000	Thailand Baht	BNY	5/15/13	(25,196,850)	(25,954,750)	(757,900)
375,000,000	Thailand Baht	JPM	5/28/13	(11,744,441)	(12,157,643)	(413,202)
500,000,000	Thailand Baht	BNY	8/13/13	(15,531,568)	(16,143,191)	(611,623)

TOTAL				$(2,886,712,720)	$(2,927,124,870)	$(40,412,150)

Unrealized Depreciation on Forward Contracts (Net)						$(40,138,084)

(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

December 31, 2012 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—83.3%

	Australia—0.7%
536,701	Metcash Ltd.	$1,849,905

	Finland—0.4%
14,447	Kone Oyj, Class B	1,062,812

	France—11.0%
194,310	CNP Assurances	2,972,930
125,921	Safran SA	5,411,200
138,058	SCOR SE	3,714,916
116,167	Teleperformance SA	4,200,237
176,035	Total SA	9,053,560
55,104	Vallourec SA	2,868,895

		28,221,738

	Germany—8.3%
151,403	Axel Springer AG	6,444,358
57,210	Henkel AG & Company, KGaA	3,916,830
26,726	Krones AG	1,656,061
29,038	Muenchener Rueckversicherungs AG	5,206,550
36,984	Siemens AG	4,008,022

		21,231,821

	Hong Kong—0.4%
20,587	Jardine Strategic Holdings Ltd.	731,250
109,796	Miramar Hotel & Investment	141,090

		872,340

	Italy—1.7%
113,408	Buzzi Unicem SpA	1,575,900
50,853	Davide Campari-Milano SpA	388,856
79,458	Eni SpA	1,921,239
66,455	SOL SpA	350,455

		4,236,450

	Japan—4.7%
48,800	Canon, Inc.	1,885,063
15,800	Daiwa Industries Ltd.	88,443
51,200	Honda Motor Company Ltd.	1,862,303
26,800	Kaga Electronics Company Ltd.	236,803
61,700	Lintec Corporation	1,143,161
21,700	Mandom Corporation	596,301
111,400	Mitsubishi Tanabe Pharma Corporation	1,450,719
14,500	Nagase & Company Ltd.	159,481
6,800	Nakanishi Inc.	677,129
96,000	NGK Spark Plug Company Ltd.	1,265,714
20,200	Nihon Kagaku Sangyo Company Ltd.	123,819
9,900	Nippon Kanzai Company Ltd.	174,952
14,500	Ryoyo Electro Corporation	134,997
23,900	SEC Carbon Ltd.	88,452
40,100	Shinko Shoji Company Ltd.	334,379
9,400	T. Hasegawa Company Ltd.	122,521
79,100	Takata Corporation	1,603,681
7,300	Tomen Electronics Corporation	90,928

		12,038,846

	Mexico—0.4%
150,143	Arca Continental SAB de CV	1,112,603

Shares		Value (Note 1)

	Netherlands—10.5%
80,902	Akzo Nobel NV	$5,305,827
58,943	Heineken Holding NV	3,219,912
57,932	Heineken NV	3,854,750
248,632	Royal Dutch Shell PLC, Class A	8,514,462
160,433	Unilever NV, CVA	6,098,992

		26,993,943

	New Zealand—0.3%
328,666	Nuplex Industries Ltd.	856,833

	Norway—0.7%
42,980	Schibsted ASA	1,818,748

	Singapore—2.3%
950,893	Metro Holdings Ltd.	642,232
329,389	United Overseas Bank Ltd.	5,341,953

		5,984,185

	South Korea—1.8%
22,040	Daegu Department Store Company Ltd.	314,982
16,750	Dongsuh Companies, Inc.	287,883
109,740	S&T Holdings Company Ltd.	997,380
17,600	Samchully Company Ltd.	2,046,751
18,400	Samyang Genex Company Ltd.	969,348

		4,616,344

	Spain—1.0%
388,765	Mediaset España Comunicacion SA	2,608,852

	Switzerland—13.7%
113,335	ABB Ltd.	2,321,551
17,047	Coltene Holding AG	572,672
102,067	Nestle SA, Registered	6,645,757
129,444	Novartis AG, Registered	8,124,278
867	PubliGroupe SA, Registered	136,204
35,829	Roche Holding AG	7,202,202
18,059	Schindler Holding AG	2,560,833
2,135	Siegfried Holding AG	266,598
665	Tamedia AG	74,611
26,799	Zurich Insurance Group AG	7,126,101

		35,030,807

	Thailand—0.9%
369,189	Bangkok Bank Public Company Ltd., NVDR	2,359,479

	United Kingdom—16.6%
568,093	BAE Systems PLC	3,111,030
30,700	British American Tobacco PLC	1,557,457
426,833	Daily Mail & General Trust PLC, Class A	3,822,904
259,321	Diageo PLC, Sponsored ADR	7,532,619
947,426	G4S PLC	3,950,176
45,869	GlaxoSmithKline PLC	995,369
1,125,411	Hays PLC	1,505,549
213,814	Headlam Group PLC	1,146,922
704,223	HSBC Holdings PLC	7,405,103
107,728	Imperial Tobacco Group PLC	4,155,374
71,595	Provident Financial PLC	1,580,397
361,172	Tesco PLC	1,972,591
144,469	TT Electronics PLC	338,159
1,405,536	Vodafone Group PLC	3,528,691

		42,602,341

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

December 31, 2012 (Unaudited)

Shares		Value (Note 1)

	United States—7.9%
11,431	Baxter International, Inc.	$761,991
29,399	ConocoPhillips	1,704,848
70,900	Halliburton Company	2,459,521
106,257	Johnson & Johnson	7,448,616
28,845	Joy Global, Inc.	1,839,734
5,598	Mastercard, Inc., Class A	2,750,185
31,061	Philip Morris International, Inc.	2,597,942
14,700	Phillips 66	780,570

		20,343,407

	TOTAL COMMON STOCKS (Cost $193,063,816)	213,841,454

	PREFERRED STOCKS—0.2%

	Germany—0.2%
648	KSB AG (Cost $341,191)	353,303

Shares		Value (Note 1)

	REGISTERED INVESTMENT COMPANY—14.1%
36,289,322	Dreyfus Government Prime Cash Management (Cost $36,289,322)	$36,289,322

TOTAL INVESTMENTS (Cost $229,694,329)	97.6%	250,484,079
OTHER ASSETS AND LIABILITIES (Net)	2.4	6,244,138

NET ASSETS	100.0%	$256,728,217

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged

Sector Diversification

December 31, 2012 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Capital Goods	10.5%
Pharmaceuticals, Biotechnology & Life Sciences	9.9
Energy	9.5
Insurance	7.4
Beverage	6.3
Banks	5.9
Media	5.8
Food	5.3
Commercial Services & Supplies	3.8
Materials	3.7
Tobacco	3.2
Automobiles & Components	1.9
Household & Personal Products	1.8
Food & Staples Retailing	1.5
Telecommunication Services	1.4
Technology Hardware & Equipment	1.2
Software & Services	1.1
Retailing	0.9
Utilities	0.8
Health Care Equipment & Services	0.8
Diversified Financials	0.6

Total Common Stocks	83.3
Preferred Stocks	0.2
Registered Investment Company	14.1
Other Assets and Liabilities (Net)	2.4

Net Assets	100.0%

Portfolio Composition

December 31, 2012 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

December 31, 2012 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—87.1%

	France—4.9%
360,300	CNP Assurances	$5,512,566
414,600	Total SA	21,323,067

		26,835,633

	Germany—6.3%
164,718	Axel Springer AG	7,011,102
193,000	Henkel AG & Company, KGaA	13,213,566
36,000	Krones AG	2,230,719
66,400	Muenchener Rueckversicherungs AG	11,905,603

		34,360,990

	Japan—1.6%
148,100	Canon, Inc.	5,720,858
87,000	Honda Motor Company Ltd.	3,164,460

		8,885,318

	Mexico—0.6%
473,540	Arca Continental SAB de CV	3,509,068

	Netherlands—8.0%
72,500	Akzo Nobel NV	4,754,796
325,640	Heineken Holding NV	17,788,917
419,373	Royal Dutch Shell PLC, Class A	14,361,538
183,946	Unilever NV, ADR	7,045,132

		43,950,383

	Singapore—1.6%
539,000	United Overseas Bank Ltd.	8,741,375

	Spain—0.8%
669,070	Mediaset España Comunicacion SA	4,489,870

	Switzerland—12.3%
298,000	Nestle SA, Registered, Sponsored ADR	19,420,660
304,545	Novartis AG, Registered	19,114,120
92,700	Roche Holding AG	18,634,184
38,415	Zurich Insurance Group AG	10,214,902

		67,383,866

	United Kingdom—6.1%
138,000	British American Tobacco PLC	7,000,944
157,880	Diageo PLC, Sponsored ADR	18,405,650
205,000	Unilever PLC, Sponsored ADR	7,937,600

		33,344,194

	United States—44.9%
94,535	3M Company	8,777,575
75,523	American National Insurance Company	5,157,466
568,045	Bank of New York Mellon Corporation/The	14,598,757
176,890	Baxter International, Inc.	11,791,487
80	Berkshire Hathaway Inc., Class A(a)	10,724,800
30,626	Berkshire Hathaway Inc., Class B(a)	2,747,152

Shares		Value (Note 1)

	United States (continued)
297,433	Brown & Brown, Inc.	$7,572,644
627,475	Cisco Systems, Inc.	12,329,884
230,068	Comcast Corporation, Special Class A	8,270,945
211,695	ConocoPhillips	12,276,193
268,845	Devon Energy Corporation	13,990,694
129,850	Emerson Electric Company	6,876,856
12,250	Google Inc., Class A(a)	8,689,782
252,700	Halliburton Company	8,766,163
66,804	Henry Schein, Inc.(a)	5,375,050
246,189	Johnson & Johnson	17,257,849
445,800	Leucadia National Corporation	10,605,582
18,500	Mastercard, Inc., Class A	9,088,680
36,818	National Western Life Insurance Company, Class A	5,807,671
98,000	Norfolk Southern Corporation	6,060,320
94,800	Philip Morris International, Inc.	7,929,072
76,952	Phillips 66	4,086,151
137,202	UniFirst Corporation	10,059,651
88,835	Union Pacific Corporation	11,168,336
163,415	Wal-Mart Stores, Inc.	11,149,805
437,085	Wells Fargo & Company	14,939,565

		246,098,130

	TOTAL COMMON STOCKS (Cost $304,327,414)	477,598,827

	REGISTERED INVESTMENT COMPANY—10.5%
57,413,252	Dreyfus Government Prime Cash Management (Cost $57,413,252)	57,413,252

Face Value

	U.S. TREASURY BILL—2.4%
$13,500,000	0.115%(b) due 06/13/13(c) (Cost $13,493,093)	13,493,628

TOTAL INVESTMENTS (Cost $375,233,759)	100.0%	548,505,707
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(0.1)	(804,298)
OTHER ASSETS AND LIABILITIES (Net)	0.1	809,487

NET ASSETS	100.0%	$548,510,896

(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.
(c)	This security has been segregated to cover certain open forward contracts. At December 31, 2012, liquid assets totaling $13,493,628 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification

December 31, 2012 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	13.6%
Insurance	11.0
Pharmaceuticals, Biotechnology & Life Sciences	10.0
Beverage	7.2
Food	6.3
Diversified Financials	4.6
Banks	4.4
Media	3.6
Technology Hardware & Equipment	3.3
Capital Goods	3.3
Software & Services	3.2
Transportation	3.1
Health Care Equipment & Services	3.1
Tobacco	2.7
Household & Personal Products	2.4
Food & Staples Retailing	2.0
Commercial Services & Supplies	1.8
Materials	0.9
Automobiles & Components	0.6

Total Common Stocks	87.1
Registered Investment Company	10.5
U.S. Treasury Bill	2.4
Unrealized Depreciation on Forward Contracts (Net)	(0.1)
Other Assets and Liabilities (Net)	0.1

Net Assets	100.0%

Portfolio Composition

December 31, 2012 (Unaudited)

Schedule of Forward Exchange Contracts

December 31, 2012 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/12 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL(a)
20,000,000	European Union Euro	NTC	2/19/13	$(26,484,201)	$(26,379,691)	$104,510
7,500,000	European Union Euro	BNY	4/3/13	(10,020,900)	(9,896,189)	124,711
4,000,000	European Union Euro	NTC	9/12/13	(5,064,760)	(5,287,281)	(222,521)
7,000,000	European Union Euro	SSB	11/4/13	(9,097,270)	(9,258,738)	(161,468)
5,000,000	European Union Euro	NTC	12/2/13	(6,509,550)	(6,615,662)	(106,112)
10,000,000	European Union Euro	BNY	12/9/13	(13,058,100)	(13,232,465)	(174,365)
4,000,000	Great Britain Pound Sterling	BNY	4/30/13	(6,428,400)	(6,499,369)	(70,969)
3,000,000	Great Britain Pound Sterling	NTC	9/12/13	(4,768,440)	(4,872,198)	(103,758)
4,000,000	Great Britain Pound Sterling	NTC	10/22/13	(6,417,399)	(6,495,380)	(77,981)
3,000,000	Great Britain Pound Sterling	BNY	12/9/13	(4,799,790)	(4,870,729)	(70,939)
160,000,000	Japanese Yen	JPM	1/15/13	(2,096,024)	(1,850,694)	245,330
260,000,000	Japanese Yen	JPM	2/19/13	(3,375,089)	(3,008,204)	366,885
16,000,000	Mexican Peso	JPM	1/15/13	(1,128,987)	(1,230,249)	(101,262)
7,000,000	Singapore Dollar	SSB	12/9/13	(5,736,718)	(5,732,599)	4,119
7,000,000	Swiss Franc	NTC	2/19/13	(7,735,490)	(7,654,866)	80,624
4,000,000	Swiss Franc	NTC	9/12/13	(4,227,213)	(4,392,781)	(165,568)
9,250,000	Swiss Franc	BNY	10/22/13	(9,977,349)	(10,167,712)	(190,363)
8,000,000	Swiss Franc	JPM	11/4/13	(8,625,802)	(8,796,349)	(170,547)
7,500,000	Swiss Franc	BNY	12/2/13	(8,137,314)	(8,251,938)	(114,624)

TOTAL				$(143,688,796)	$(144,493,094)	$(804,298)

Unrealized Depreciation on Forward Contracts (Net)						$(804,298)

(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

December 31, 2012 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—80.9%

	Australia—1.2%
2,310,000	Metcash Ltd.	$7,962,125

	France—6.9%
458,685	CNP Assurances	7,017,850
508,900	SCOR SE	13,693,670
506,800	Total SA	26,064,955

		46,776,475

	Germany—7.8%
375,400	Axel Springer AG	15,978,628
107,000	Muenchener Rueckversicherungs AG	19,185,234
160,500	Siemens AG	17,393,672

		52,557,534

	Italy—1.6%
457,200	Eni SpA	11,054,777

	Japan—0.3%
183,000	Mitsubishi Tanabe Pharma Corporation	2,383,138

	Mexico—0.5%
476,115	Arca Continental SAB de CV	3,528,149

	Netherlands—8.5%
222,000	Akzo Nobel NV	14,559,512
712,557	Royal Dutch Shell PLC, Class A	24,401,675
479,000	Unilever NV, CVA	18,209,578

		57,170,765

	Singapore—2.5%
1,037,000	United Overseas Bank Ltd.	16,817,822

	Switzerland—13.7%
705,525	ABB Ltd.	14,451,951
221,000	Nestle SA, Registered	14,389,687
389,200	Novartis AG, Registered	24,427,312
93,000	Roche Holding AG	18,694,488
76,260	Zurich Insurance Group AG	20,278,237

		92,241,675

	Thailand—0.4%
386,200	Bangkok Bank Public Company Ltd., NVDR	2,468,195

	United Kingdom—22.5%
2,235,700	BAE Systems PLC	12,243,295
172,000	British American Tobacco PLC	8,725,815
856,700	Daily Mail & General Trust PLC, Class A	7,672,981
510,700	Diageo PLC, Sponsored ADR	14,834,543
4,166,945	G4S PLC	17,373,563
629,200	GlaxoSmithKline PLC	13,653,807

Shares		Value (Note 1)

	United Kingdom (continued)
2,275,750	HSBC Holdings PLC	$23,930,153
367,212	Imperial Tobacco Group PLC	14,164,406
371,400	Pearson PLC	7,172,030
264,615	Provident Financial PLC	5,841,145
1,697,000	Tesco PLC	9,268,403
6,647,000	Vodafone Group PLC	16,687,734

		151,567,875

	United States—15.0%
61,000	Arthur J. Gallagher & Company	2,113,650
100,700	Automatic Data Processing, Inc.	5,740,907
764,255	Cisco Systems, Inc.	15,017,611
221,100	ConocoPhillips	12,821,589
247,700	Emerson Electric Company	13,118,192
313,625	Johnson & Johnson	21,985,113
49,600	Kimberly-Clark Corporation	4,187,728
50,970	Lockheed Martin Corporation	4,704,021
111,405	Philip Morris International, Inc.	9,317,914
74,000	Phillips 66	3,929,400
270,500	Sysco Corporation	8,564,030

		101,500,155

	TOTAL COMMON STOCKS (Cost $463,772,226)	546,028,685

	REGISTERED INVESTMENT COMPANY—18.6%
125,484,891	Dreyfus Government Prime Cash Management (Cost $125,484,891)	125,484,891

Face Value

	U.S. TREASURY BILLS—2.7%
$12,000,000	0.076%(a) due 02/14/13	11,999,746
6,000,000	0.115%(a) due 06/13/13	5,997,168

	TOTAL U.S. TREASURY BILLS (Cost $17,995,837)	17,996,914

TOTAL INVESTMENTS (Cost $607,252,954)	102.2%	689,510,490
OTHER ASSETS AND LIABILITIES (Net)	(2.2)	(14,969,736)

NET ASSETS	100.0%	$674,540,754

(a)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

December 31, 2012 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	11.9%
Energy	11.6
Insurance	9.2
Capital Goods	9.2
Banks	6.4
Food	4.8
Tobacco	4.8
Media	4.6
Food & Staples Retailing	3.8
Beverage	2.7
Commercial Services & Supplies	2.6
Telecommunication Services	2.5
Technology Hardware & Equipment	2.2
Materials	2.2
Diversified Financials	0.9
Software & Services	0.9
Household & Personal Products	0.6

Total Common Stocks	80.9
Registered Investment Company	18.6
U.S. Treasury Bills	2.7
Other Assets and Liabilities (Net)	(2.2)

Net Assets	100.0%

Portfolio Composition

December 31, 2012 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

1. Valuation and Investment Practices

Portfolio Valuation Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne Global Value Fund; Tweedy, Browne Global Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets, listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds’ asset due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of the Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds’ Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets carried at fair value as of December 31, 2012. See each respective Portfolio of Investments for details on portfolio holdings.

	Global Value Fund
	Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Equity Securities
Common Stocks
Switzerland	$940,874,545	$940,374,190	$—	$500,355
All Other Countries	3,660,064,559	3,660,064,559	—	—
Preferred Stocks	9,958,411	9,958,411	—	—
Registered Investment Company	497,983,928	497,983,928	—	—
U.S. Treasury Bill	124,964,625	—	124,964,625	—

Total Investments in Securities	5,233,846,068	5,108,381,088	124,964,625	500,355

Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	11,847,040	—	11,847,040	—
Liability
Unrealized depreciation of forward exchange contracts	(51,985,124)	—	(51,985,124)	—

Total	$5,193,707,984	$5,108,381,088	$84,826,541	$500,355

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

	Global Value Fund II - Currency Unhedged
	Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$250,484,079	$250,484,079	$—	$—

	Value Fund
	Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Equity Securities
Common Stocks	$477,598,827	$477,598,827	$—	$—
Registered Investment Company	57,413,252	57,413,252	—	—
U.S. Treasury Bill	13,493,628	—	13,493,628	—

Total Investments in Securities	548,505,707	535,012,079	13,493,628	—

Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	926,179	—	926,179	—
Liability
Unrealized depreciation of forward exchange contracts	(1,730,477)	—	(1,730,477)	—

Total	$547,701,409	$535,012,079	$12,689,330	$—

	Worldwide High Dividend Yield Value Fund
	Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Equity Securities
Common Stocks	$546,028,685	$546,028,685	$—	$—
Registered Investment Company	125,484,891	125,484,891	—	—
Treasury Bills	17,996,914	—	17,996,914	—

Total Investments in Securities	$689,510,490	$671,513,576	$17,996,914	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

The following is a reconciliation of the Global Value Fund’s Level 3 investments for which significant unobservable inputs were used to determine fair value. The Level 3 security listed below was fair valued pursuant to the Funds’ fair value procedures. Its valuation is based on the projected nominal value of the company upon completion of all ongoing litigation.

Equity Securities
Balance as of March 31, 2012	$14,799
Gross sales	(259,745)
Change in unrealized appreciation (depreciation)	244,946
Transfers in	500,355

Balance as of December 31, 2012	$500,355

At the end of each calendar quarter, management evaluates the pricing inputs used for Level 1 and 2 assets. As of December 31, 2012, securities with end of period values of $7,962,125 and $1,849,905 held by Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund, respectively, were transferred from Level 2 into Level 1, due to active trading volume.

Foreign Currency The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation (depreciation) of securities. All other unrealized gains and losses, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation (depreciation) of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

Securities Transactions Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers, which may be deemed “affiliated companies”, owned by Global Value Fund, as well as transactions that occurred in the securities of such issuers during the nine months ended December 31, 2012:

Shares or Par Amount Held at 3/31/12	Name of Issuer	Value at 3/31/12	Purchase Cost	Sales Proceeds	Value at 12/31/12	Shares or Par Amount Held at 12/31/12
248,117	Siegfried Holding AG	$25,474,645	$6,020,633	$—	$30,982,436	248,117
185,918	PubliGroupe SA, Registered	27,542,646	—	—	29,207,416	185,918
4,795,392	Sol SPA	26,961,787	—	—	25,288,817	4,795,392
186,990	Coltene Holding AG	6,413,332	—	—	7,328,971	218,165
1,111,317	Unidare	14,799	—	259,745	—	—
		$86,407,209	$6,020,633	$259,745	$92,807,640

2. Tax Information

As of December 31, 2012, the aggregate cost for federal tax purposes was as follows:

Global Value Fund	$3,483,974,265
Global Value Fund II – Currency Unhedged	$229,694,329
Value Fund	$375,233,759
Worldwide High Dividend Yield Value Fund	$607,252,954

The aggregate gross unrealized appreciation/(depreciation) and net unrealized appreciation as computed on a federal income tax basis at December 31, 2012 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$1,810,618,318	$(60,746,515)	$1,749,871,803
Global Value Fund II – Currency Unhedged	$26,974,579	$(6,184,829)	$20,789,750
Value Fund	$176,695,082	$(3,423,134)	$173,271,948
Worldwide High Dividend Yield Value Fund	$85,494,482	$(3,236,946)	$82,257,536

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date	February 28, 2013

By (Signature and Title)*	/s/ Robert Q. Wyckoff, Jr.
Robert Q. Wyckoff, Jr., Treasurer
(principal financial officer)

Date	February 28, 2013

*	Print the name and title of each signing officer under his or her signature.